Long Term Restricted Stock Units (Details) (2009 International Bancshares Corporation Long-Term Restricted Stock Unit Plan, USD $)	12 Months Ended			1 Months Ended
	Dec. 31, 2011 CPP-compliant long-term RSUs	Dec. 31, 2010 CPP-compliant long-term RSUs	Dec. 31, 2009 CPP-compliant long-term RSUs	Dec. 31, 2009 Restricted Stock Units (RSUs) member
Long-Term Restricted Stock Units
Minimum number of non-employee members of the Board needed to authorize restricted stock units				2
Compensation cost	$ 400,000	$ 400,000	$ 250,000
Restricted stock compensation limit as a percentage to the total annual compensation of the President	33.00%